AFS and HTM Debt Securities, OTTI Included in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Available-For-Sale Debt Securities [Line Items]
Other-than-temporary Impairment Loss, Debt Securities, Held-to-maturity, before Tax	$ 0	$ 0	$ 0
Debt securities [Member]
OTTI write-downs included in earnings
Total debt securities (1)	28	262	189
Securities of U.S. states and political subdivisions [Member]
OTTI write-downs included in earnings
Total debt securities (1)	2	150	63
Residential [Member]
OTTI write-downs included in earnings
Total debt securities (1)	4	11	34
Commercial [Member]
OTTI write-downs included in earnings
Total debt securities (1)	18	80	14
Corporate debt securities [Member]
OTTI write-downs included in earnings
Total debt securities (1)	0	21	72
Other [Member]
OTTI write-downs included in earnings
Total debt securities (1)	$ 4	$ 0	$ 6